UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: June 30, 2000.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     July 15, 2000



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    44
Form 13F Information Table Value Total:    163,331,720



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                                              VALUE   SHARES/  INVST VOTE
NAME OF ISSUER          CLASS   CUSIP         X$1000  PRN AMT  DSCTN AUTH

Cisco Systems                   17275R102     11,394  179,261  Sole  None
Sun Microsystems                866810104      9,709  106,763  Sole  None
Johnson & Johnson               478160104      9,499   93,244  Sole  None
PepsiCo, Inc.                   713448108      9,053  203,725  Sole  None
MCI WorldCom                    55268B106      8,396  183,023  Sole  None
Microsoft Corp.                 594918104      8,295  103,686  Sole  None
Pfizer, Inc.                    717081103      7,466  155,541  Sole  None
Tyco International              902124106      7,020  148,170  Sole  None
Terayon Communica               880775101      6.921  107,750  Sole  None
Costco Co., Inc.                22160Q102      6,628  200,849  Sole  None
Comcast Corp.           A       200300200      6,332  156,355  Sole  None
Int Bus Ma                      459200101      6,234   56,895  Sole  None
Berkshire Hathaway      B       084670207      6,230    3,539  Sole  None
Federal Home Loan               313400301      5,433  134,145  Sole  None
Wells Fargo                     949746101      5,215  134,575  Sole  None
Watson Pharmaceut.              942683103      4,900   91,155  Sole  None
Waters Corp                     941848103      4,661   37,341  Sole  None
WA Mutual                       939322103      4,502  155,929  Sole  None
Harley Davidson                 412822108      4,263  110,720  Sole  None
Ace Ltd.                        004644100      4,258  152,071  Sole  None
Berkshire Hathaway      A       084670108      3,766       70  Sole  None
AT&T Liberty Media              001957208      3,506  144,580  Sole  None
Walgreen Company                931422109      3,462  107,545  Sole  None
Lowes Company                   548661107      3,353   81,650  Sole  None
Ethan Allen                     297602104      2,988  124,486  Sole  None
BSquare Corp                    11776U102      2,737  121,980  Sole  None
Mueller Industries              624756102      2,665   95,195  Sole  None
Chris-Craft Indust              190520100      1,123   17,000  Sole  None
Elan Corp plc                   284131208        400    8,250  Sole  None
Oracle Corporation              68389X105        399    4,750  Sole  None
Shire Pharm.            ADR     82481R106        362    6,975  Sole  None
Intel Corporation               458140100        345    2,580  Sole  None
Qualcomm, Inc.                  747525103        303    5,055  Sole  None
Proctor & Gamble                742718109        268    4,685  Sole  None
Level 3 Com                     52729N100        238    2,705  Sole  None
Nortel Networks                 656568102        232    3,400  Sole  None
Nokia CP                        654902204        217    4,340  Sole  None
EMC Corporation                 268648102        208    2,700  Sole  None
Elan Corp plc           ADR     284131703        207    3,400  Sole  None
Genzyme Surgical                372917104        138   13,905  Sole  None
Frontier Insurance              359081106          6   10,000  Sole  None
Comparator Systems              204494207          0   30,000  Sole  None
Microbest                       59500X108          0   13,506  Sole  None
TPA America, Inc.               872605100          0   15,000  Sole  None







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